Change in accounting policy (Detail) - Adjustments to Financial Position $ in Thousands	Mar. 31, 2017 USD ($)
Previously Reported [Member]
Statement Line Items [Line Items]
Exploration and evaluation	$ 613,182
Mineral properties, net book value	35,213
Plant and equipment, net book value	317,620
Deferred income taxes	(55,369)
Non-controlling interest	(184,598)
Adjustment [Member]
Statement Line Items [Line Items]
Exploration and evaluation	(65,508)
Mineral properties, net book value	(18,403)
Plant and equipment, net book value	598
Net decrease in assets	(83,313)
Deferred income taxes	22,854
Net decrease in liabilities	22,854
Non-controlling interest	14,915
Net decrease in equity	(45,544)
Restated [Member]
Statement Line Items [Line Items]
Exploration and evaluation	547,674
Mineral properties, net book value	16,810
Plant and equipment, net book value	318,218
Deferred income taxes	(32,515)
Non-controlling interest	$ (169,683)